Class A Common Stock Subject to Possible Redemption (Details) - Schedule of Common Stock Subject to Possible Redemption - USD ($)		9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Common Stock Subject to Possible Redemption [Abstract]
Gross proceeds			$ 287,500,000	$ 287,500,000
Less:
Proceeds allocated to Public Warrants			14,662,500	(14,662,500)
Issuance costs allocated to Class A common stock			19,627,833	(19,627,833)
Plus:
Adjust carrying value to initial redemption value			40,083,762	37,165,333
Class A common stock subject to possible redemption as of December 31, 2021	$ 293,293,429			$ 290,375,000
Remeasurement of carrying value to redemption value		$ 7,357,845	2,918,429
Class A common stock subject to possible redemption as of December 31, 2022		$ 112,519,142	$ 293,293,429